Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule of direct risk exposure to bank's directors and the guarantees provided (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	€ 274,075,000	€ 262,737,000	€ 241,230,000
Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	12,856,000	10,758,000	€ 12,377,000
Directors
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	105	115
Directors | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	105	115
Directors | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mrs Ana Botín-Sanz de Sautuola y O´Shea
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	20	25
Directors | Mrs Ana Botín-Sanz de Sautuola y O´Shea | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	20	25
Directors | Mrs Ana Botín-Sanz de Sautuola y O´Shea | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr José Antonio Álvarez Álvarez
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	7	4
Directors | Mr José Antonio Álvarez Álvarez | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	7	4
Directors | Mr José Antonio Álvarez Álvarez | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Bruce Carnegie-Brown
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Bruce Carnegie-Brown | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Bruce Carnegie-Brown | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Javier Botín-Sanz de Sautuola y O´Shea
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	23	16
Directors | Mr Javier Botín-Sanz de Sautuola y O´Shea | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	23	16
Directors | Mr Javier Botín-Sanz de Sautuola y O´Shea | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mrs Sol Daurella Comadrán
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	49	69
Directors | Mrs Sol Daurella Comadrán | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	49	69
Directors | Mrs Sol Daurella Comadrán | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mrs Belén Romana García
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	1	0
Directors | Mrs Belén Romana García | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	1	0
Directors | Mrs Belén Romana García | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Ramiro Mato García-Ansorena
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Ramiro Mato García-Ansorena | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Ramiro Mato García-Ansorena | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mrs Homaira Akbari
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mrs Homaira Akbari | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mrs Homaira Akbari | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Álvaro Cardoso de Souza
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Álvaro Cardoso de Souza | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Álvaro Cardoso de Souza | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Henrique de Castro
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Henrique de Castro | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Henrique de Castro | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mrs Pamela Ann Walkden
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mrs Pamela Ann Walkden | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mrs Pamela Ann Walkden | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Luis Isasi Fernández de Bobadilla
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Luis Isasi Fernández de Bobadilla | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Luis Isasi Fernández de Bobadilla | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Sergio Agapito Lires Rial
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	5	1
Directors | Mr Sergio Agapito Lires Rial | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	5	1
Directors | Mr Sergio Agapito Lires Rial | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr R. Martín Chávez Márquez
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr R. Martín Chávez Márquez | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr R. Martín Chávez Márquez | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mrs Gina Lorenza Díez Barroso
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mrs Gina Lorenza Díez Barroso | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mrs Gina Lorenza Díez Barroso | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Germán de la Fuente Escamilla
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Germán de la Fuente Escamilla | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Mr Germán de la Fuente Escamilla | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	€ 0	€ 0